Note 2 - Business Combinations - Assets and Liabilities Acquired (Details) - USD ($)			12 Months Ended
	May 01, 2019	Oct. 22, 2018	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2018
Cash Consideration			$ 467,000	$ 10,043,000
Goodwill, Ending Balance			16,477,000	202,000
Market Price of CBAN Common Stock on May 1, 2019 (in dollars per share)					$ 17.73
Cash Consideration Paid			$ 467,000	$ 10,043,000
Planters First Bank, Albany Georgia Branch [Member]
Cash Consideration		$ 10,238,000
Total purchase price for PFB branch acquisition		10,238,000
Cash and cash equivalents		195,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Loans Receivable		20,430,000
Premises and equipment, net		773,000
Core deposit intangible		560,000
Other assets		123,000
Total fair value of assets acquired		22,081,000
Deposits		12,032,000
Other liabilities		13,000
Total fair value of liabilities assumed		12,045,000
Net Assets acquired at fair value:		10,036,000
Goodwill, Ending Balance		202,000
Cash Consideration Paid		10,238,000
Deposits		(12,032,000)
Total Fair Value of Liabilities Assumed		(12,045,000)
Total Consideration		10,238,000
Net Assets Acquired at Fair Value:		$ 10,036,000
LBC Bancshares, Inc [Member]
Cash Consideration	$ 15,315,000
Total purchase price for PFB branch acquisition	34,021,000
Cash and cash equivalents	15,678,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Loans Receivable	130,568,000
Premises and equipment, net	3,009,000
Core deposit intangible	3,100,000
Total fair value of assets acquired	210,158,000
Deposits	189,896,000
Total fair value of liabilities assumed	191,871,000
Net Assets acquired at fair value:	18,287,000
Goodwill, Ending Balance	$ 15,734,000
Shares of CBAN Common Stock Issued to LBC Shareholders as of May 1, 2019 (in shares)	1,053,875
Market Price of CBAN Common Stock on May 1, 2019 (in dollars per share)	$ 17.75
Estimated Fair Value of CBAN Common Stock Issued	$ 18,706,000
Cash Consideration Paid	15,315,000
Investments Securities Available for Sale	49,172,000
Investments Securities Held to Maturity	1,766,000
Restricted Investments	479,000
Other Real Owned	243,000
Prepaid and Other Assets	6,143,000
Deposits	(189,896,000)
FHLB Advances	(1,000,000)
Payables and Other Liabilities	(975,000)
Total Fair Value of Liabilities Assumed	(191,871,000)
Total Consideration	34,021,000
Net Assets Acquired at Fair Value:	18,287,000
PFB Mortgage [Member]
Cash Consideration	833,000
Total purchase price for PFB branch acquisition	833,000
Premises and equipment, net	78,000
Total fair value of assets acquired	292,000
Total fair value of liabilities assumed
Net Assets acquired at fair value:	292,000
Goodwill, Ending Balance	541,000
Cash Consideration Paid	833,000
Total Fair Value of Liabilities Assumed
Total Consideration	833,000
Premium on Loan Commitments	209,000
Other Assets	5,000
Net Assets Acquired at Fair Value:	$ 292,000